Business Combinations - Schedule of Preliminary Details of the Purchase Consideration (Details) - Ermenegildo Zegna Korea Co. Ltd € in Thousands	Jan. 01, 2024 EUR (€)
Disclosure of detailed information about business combination [line items]
Cash consideration paid	€ 8,970
Settlement of pre-existing intercompany balances	2,540
Total	€ 11,510